Cover	3 Months Ended
Mar. 31, 2022
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 2
Entity Registrant Name	VNUE, INC.
Entity Central Index Key	0001376804
Entity Tax Identification Number	98-0543851
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	104 West 29th Street,
Entity Address, Address Line Two	11th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	833
Local Phone Number	937-5493
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false